SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Jun. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Merger

On January 29, 2010, InovaChem, Inc., a Delaware corporation, completed the acquisition of NuGen Mobility, Inc., a Delaware corporation (“NuGen” or “NuGen Mobility”), pursuant to the Merger Agreement dated January 29, 2010 (the “Merger Agreement”), by and among InovaChem, Inc., NuGen and InovaChem Mergerco II, Inc., a wholly-owned subsidiary of InovaChem, Inc. Pursuant to the terms of the Merger Agreement, NuGen merged (the “Merger”) with and into InovaChem Mergerco II, and NuGen, as the surviving corporation, became a wholly-owned subsidiary of InovaChem, Inc. On February 26, 2010, the board of directors and stockholders approved an amendment to the Company’s Certificate of Incorporation changing the Company’s name from InovaChem, Inc. to NuGen Holdings, Inc. (the “Company” or “NuGen Holdings”). The Certificate of Amendment to the Certificate of Incorporation became effective on March 4, 2010.

Upon the closing of the Merger contemplated by the Merger Agreement, each issued and outstanding share of NuGen’s common stock was converted into 24,422.48 shares of NuGen Holdings’ common stock. As a result, an aggregate of 27,133,384 shares of NuGen Holdings’ common stock, par value $0.001 per share (“Common Stock”) were issued to the two shareholders of NuGen. Simultaneous with the closing of the Merger, 15,236,667 shares of Common Stock were redeemed by NuGen Holdings for a cash payment of $152. Following the redemption of these shares, the two shareholders of NuGen owned approximately 81% of NuGen Holdings.

The Merger is being accounted for as a reverse acquisition and recapitalization. NuGen is the acquirer for accounting purposes and NuGen Holdings is the acquiree. Accordingly, NuGen’s historical financial statements for periods prior to the acquisition become those of the acquirer retroactively restated for the equivalent number of shares received in the Merger. The accumulated deficit of NuGen is carried forward after the acquisition. Operations prior to the Merger are those of NuGen. Earnings per share for the period prior to the Merger are restated to reflect the equivalent number of shares outstanding.

Description of Business

The Company is engaged, through its wholly-owned subsidiary NuGen, in the research, development and sale of permanent magnet electric motors and the electronic controls for such motors. Our facility is located in Ashburn, Virginia. Our revenue is derived primarily from contract research and development engineering services. Our technology relates to specialty electric drive engines and related components. This technology is currently being sold directly to original equipment manufacturers (“OEMs”) pursuant to technical assistance agreements. The agreements generally provide for us to engineer our technology to run in various platforms (e.g. vehicles, electric generators and motors) and to be adapted to a customer’s particular application. We offer these services from our facility located in Virginia, to customers that require high-efficiency, reliable, compact permanent magnet electrical motor systems, controllers, vehicle interface modules (including energy storage, management and monitoring systems) and related software. Our technology is used primarily to convert electrical power into mechanical power so that mechanical power can be used to propel a vehicle or run a generator and may be used in markets ranging from electric/hybrid electric vehicles to materials handling equipment, distributive power, ground support equipment, motion control, and military systems.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position and results of operations. It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation. The results for the interim period are not necessarily indicative of the results to be expected for the year.

Principles of Consolidation

The consolidated financial statements include the accounts of NuGen Holdings, Inc, and its wholly owned subsidiaries, NuGen Mobility, Inc., and Trinterprise, LLC. All significant inter-company balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

We consider cash on hand and investments with original maturities of three months or less to be cash and cash equivalents. The Company at times has cash in banks in excess of FDIC insurance limits. The Company did not have deposits in excess of FDIC insurance limits as of June 30, 2011, and had $491,497 in excess of FDIC insurance limits at September 30, 2010.

Accounts Receivable

We extend unsecured credit to most of our customers following a review of the customers' financial condition and credit history. We establish an allowance for doubtful accounts based upon a number of factors including the length of time accounts receivables are past due, the customer's ability to pay its obligation to us, the condition of the general economy, estimates of credit risk, historical trends and other information. Accounts receivable are deemed to be past due when they have not been paid by their contractual due date. We write off accounts receivable when they become uncollectible against our allowance for doubtful accounts.  At June 30, 2011 and September 30, 2010, no allowance for doubtful accounts was deemed necessary.

Inventory

Inventory is stated at the lower of cost (first-in, first-out basis) or market (net realizable value). At June 30, 2011 and September 30, 2010, the Company had $13,127 and $120,317 respectively, of work in process inventory.  At June 30, 2011 and September 30, 2010, the Company had $130,944 and $102,598, respectively, of raw materials inventory.

Machinery and Equipment

Machinery and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which is 5 years for equipment and 3 years for software. Maintenance and repairs are charged to expense as incurred. Depreciation expense for the nine months ended June 30, 2011 and 2010 was $11,174 and $1,399, respectively.

Revenue and Cost Recognition

We currently generate revenue primarily from contract research and development services and may derive additional revenues in the future from the sale of our products to customers. Our products are specialty electric drive engines and related components. These products are a direct result of the services to design and build each unit, which are built to each customer’s specifications. We account for the products sold as one unit. We intend in the future to derive revenue from sales of products and will recognize the sale at the time title to the goods and the benefits and risks of ownership passes to the customer which is typically when products are shipped based on the terms of the customer purchase agreement.

Some customers are asked to provide deposits prior to the Company accepting their orders. Customer deposits are reflected on the balance sheet as a current liability and are reclassified to revenue at the time when title to the goods and the benefits and risks of ownership passes to the customer.

Revenue relating to long-term fixed price contracts is recognized using the percentage of completion method. Under the percentage of completion method, contract revenues and related costs are recognized based on the percentage that costs incurred to date bear to total estimated costs.

The Company recently entered into Small Business Innovation Research (“SBIR”) contracts with both the US Army and the US Navy, the revenue under these contracts will be recognized in the same period as allowable and billable costs are incurred. Revenue under these contracts is earned when the services have been completed and collection is reasonably assured.

Changes in job performance, estimated profitability and final contract settlements may result in revisions to cost and revenue, and are recognized in the period in which the revisions are determined. Contract costs include all direct materials, subcontract and labor costs. Selling, general and administrative costs are charged to expense as incurred. At the time a loss on a contract becomes known, the entire amount of the estimated loss is accrued.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Tax. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The valuation of deferred tax assets may be reduced if future realization is not assured.

The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Research and Development

Costs of researching and developing new technology, or significantly altering existing technology, are expensed as incurred.

Stock-Based Compensation

In December 2004, the FASB issued FASB Accounting Standards Codification No. 718, Compensation – Stock Compensation. Under FASB Accounting Standards Codification No. 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by FASB Accounting Standards Codification No. 718. FASB Accounting Standards Codification No. 505, Equity Based Payments to Non-Employees defines the measurement date and recognition period for such instruments. In general, the measurement date is when either a (a) performance commitment, as defined, is reached or (b) the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the FASB Accounting Standards Codification.

Loss per Common Share

Basic earnings per share is computed by dividing income or loss available to common stockholders by the weighted average number of common shares outstanding during the periods presented.

Diluted earnings per share is computed by dividing income or loss available to common stockholders by all outstanding and potentially dilutive shares during the periods presented, unless the effect is anti-dilutive. As of June 30, 2011 and 2010 there were 0 and 360,000 warrants outstanding to purchase the Company’s common stock, and as of June 30, 2011 and 2010 there were 2,356,250 and 2,400,000 options outstanding to purchase the Company’s common stock. The Company has convertible promissory notes outstanding that can be converted, at the Company’s option, to 388,889 shares of common stock.  The Company has Series B Preferred Stock that provides for the conversion to common stock of the Company on a one to one ratio and has issued two-year warrants for common stock of the Company equal to 20% of the number of shares of Series B Preferred Stock purchased by such investor.  At June 30, 2011and 2010, the Company has issued and outstanding 1,627,778 and 0 shares of Series B Preferred Stock which can be converted to 1,627,778 and 0 shares of common stock of the Company, respectively and warrants which can be converted to 325,556 and 0 shares of common stock of the Company, respectively.

These options, warrants and convertible shares have not been included in the weighted average number of shares as their effect would have been anti-dilutive.

Use of Estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments including accounts payable and accrued expenses, notes payable and convertible note approximate fair value due to the relatively short period to maturity for these instruments.

Reclassification

Certain amounts from prior periods have been reclassified to conform to the current period presentation.